Inventory (Inventory Net Realizable Value) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011
Inventory net realizable value
Component parts	$ 102	[1]
Work-in-process	569	[2]
Finished goods
Total inventory	$ 671

[1]	Component parts at September 30, 2012 consisted of manufactured components of the ILUVIEN inserter.
[2]	Work-in-process at September 30, 2012 consisted of completed units of ILUVIEN that are undergoing, but have not completed, quality assurance testing as required by regulatory authorities.